                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01792

                              Van Kampen Pace Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 9/30/04

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

           VAN KAMPEN PACE FUND

           PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)



                                                                                   NUMBER OF
           DESCRIPTION                                                              SHARES              VALUE
           COMMON STOCKS    99.7%
           ADVERTISING    0.7%
           Lamar Advertising Co., Class A (a)                                          250,900            10,439,949
                                                                                                 --------------------

           AIR FREIGHT & COURIERS    0.6%
           CH Robinson Worldwide, Inc.                                                 177,860             8,250,925
                                                                                                 --------------------

           APPAREL & ACCESSORIES    0.7%
           Coach, Inc. (a)                                                             225,600             9,569,952
                                                                                                 --------------------

           APPAREL RETAIL    0.7%
           Chico's FAS, Inc. (a)                                                       299,261            10,234,726
                                                                                                 --------------------

           ASSET MANAGEMENT & CUSTODY BANKS    0.8%
           Franklin Resources, Inc.                                                    205,900            11,480,984
                                                                                                 --------------------

           BIOTECHNOLOGY    4.9%
           Amgen, Inc. (a)                                                             488,373            27,680,982
           Biogen Idec, Inc. (a)                                                       230,400            14,093,568
           Genentech, Inc. (a)                                                         263,300            13,802,186
           Gilead Sciences, Inc. (a)                                                   379,800            14,196,924
                                                                                                 --------------------
                                                                                                          69,773,660
                                                                                                 --------------------

           BROADCASTING & CABLE TV    3.1%
           EchoStar Communications Corp., Class A (a)                                  247,400             7,699,088
           NTL, Inc. (a)                                                               124,900             7,752,543
           Univision Communications, Inc., Class A (a)                                 668,360            21,126,860
           XM Satellite Radio Holdings, Inc., Class A (a)                              273,900             8,496,378
                                                                                                 --------------------
                                                                                                          45,074,869
                                                                                                 --------------------

           CASINOS & GAMING    4.7%
           GTECH Holdings Corp.                                                        611,820            15,491,282
           International Game Technology                                               862,500            31,006,875
           Station Casinos, Inc.                                                       156,500             7,674,760
           Wynn Resorts, Ltd. (a)                                                      249,530            12,898,206
                                                                                                 --------------------
                                                                                                          67,071,123
                                                                                                 --------------------

           COMMUNICATIONS EQUIPMENT    5.0%
           Cisco Systems, Inc. (a)                                                   1,043,330            18,884,273
           QUALCOMM, Inc.                                                            1,336,945            52,194,333
                                                                                                 --------------------
                                                                                                          71,078,606
                                                                                                 --------------------

           VAN KAMPEN PACE FUND

           PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)



                                                                                   NUMBER OF
           DESCRIPTION                                                              SHARES              VALUE
                                                                                                --------------------

           COMPUTER HARDWARE    1.8%
           Dell, Inc. (a)                                                              710,400            25,290,240
                                                                                                 --------------------

           CONSUMER FINANCE    1.6%
           American Express Co.                                                        141,980             7,306,291
           MBNA Corp.                                                                  209,900             5,289,480
           SLM Corp.                                                                   245,200            10,935,920
                                                                                                 --------------------
                                                                                                          23,531,691
                                                                                                 --------------------

           DATA PROCESSING & OUTSOURCING SERVICES    2.3%
           First Data Corp.                                                            415,400            18,069,900
           Paychex, Inc.                                                               480,830            14,497,024
                                                                                                 --------------------
                                                                                                          32,566,924
                                                                                                 --------------------

           DEPARTMENT STORES    0.6%
           Dollar Tree Stores, Inc. (a)                                                298,100             8,033,795
                                                                                                 --------------------

           DIVERSIFIED COMMERCIAL SERVICES    2.4%
           Apollo Group, Inc., Class A (a)                                             269,100            19,743,867
           Choicepoint, Inc. (a)                                                       168,000             7,165,200
           Iron Mountain, Inc. (a)                                                     244,400             8,272,940
                                                                                                 --------------------
                                                                                                          35,182,007
                                                                                                 --------------------

           GOLD    3.3%
           Newmont Mining Corp.                                                      1,050,700            47,838,371
                                                                                                 --------------------

           HEALTH CARE DISTRIBUTORS    0.5%
           Patterson Co., Inc. (a)                                                     101,300             7,755,528
                                                                                                 --------------------

           HEALTH CARE EQUIPMENT    5.4%
           Alcon, Inc. (Switzerland)                                                    90,100             7,226,020
           Boston Scientific Corp. (a)                                                 297,300            11,811,729
           Guidant Corp.                                                               477,600            31,540,704
           Medtronic, Inc.                                                             213,700            11,091,030
           Zimmer Holdings, Inc. (a)                                                   194,500            15,373,280
                                                                                                 --------------------
                                                                                                          77,042,763
                                                                                                 --------------------

           HEALTH CARE SERVICES    1.1%
           Caremark Rx, Inc. (a)                                                       485,540            15,571,268
           Medco Health Solutions, Inc. (a)                                                  1                    31



           VAN KAMPEN PACE FUND

           PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)




                                                                                   NUMBER OF
           DESCRIPTION                                                              SHARES              VALUE
                                                                                                 --------------------
                                                                                                          15,571,299
                                                                                                 --------------------

           HEALTH CARE SUPPLIES    1.0%
           Fisher Scientific International, Inc. (a)                                   251,100            14,646,663
                                                                                                 --------------------

           HOME ENTERTAINMENT SOFTWARE    1.7%
           Electronic Arts, Inc. (a)                                                   530,300            24,388,497
                                                                                                 --------------------

           HOME IMPROVEMENT RETAIL    1.1%
           Home Depot, Inc.                                                            421,200            16,511,040
                                                                                                 --------------------

           HOMEBUILDING    0.5%
           Lennar Corp., Class A                                                       166,900             7,944,440
                                                                                                 --------------------

           HOTELS    3.0%
           Carnival Corp.                                                              921,700            43,587,193
                                                                                                 --------------------

           HOUSEHOLD PRODUCTS    1.5%
           Procter & Gamble Co.                                                        395,160            21,386,059
                                                                                                 --------------------

           HYPERMARKETS & SUPER CENTERS    2.9%
           Wal-Mart Stores, Inc.                                                       775,870            41,276,284
                                                                                                 --------------------

           INDUSTRIAL CONGLOMERATES    2.2%
           3M Co.                                                                      212,900            17,025,613
           Tyco International, Ltd. (Bermuda)                                          452,300            13,867,518
                                                                                                 --------------------
                                                                                                          30,893,131
                                                                                                 --------------------

           INTEGRATED OIL & GAS    2.9%
           Exxon Mobil Corp.                                                           452,300            21,859,659
           Suncor Energy, Inc. (Canada)                                                623,700            19,964,637
                                                                                                 --------------------
                                                                                                          41,824,296
                                                                                                 --------------------

           INTERNET RETAIL    2.4%
           eBay, Inc. (a)                                                              379,995            34,936,740
                                                                                                 --------------------

           INTERNET SOFTWARE & SERVICES    2.6%
           Google, Inc., Class A (a)                                                    40,100             5,196,960
           Yahoo!, Inc. (a)                                                            961,960            32,620,064
                                                                                                 --------------------
                                                                                                          37,817,024
                                                                                                 --------------------



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           VAN KAMPEN PACE FUND

           PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)



                                                                                   NUMBER OF
           DESCRIPTION                                                              SHARES              VALUE
           INVESTMENT BANKING & BROKERAGE    0.6%
           Ameritrade Holding Corp. (a)                                                671,900             8,069,519
                                                                                                 --------------------

           MANAGED HEALTH CARE    1.2%
           UnitedHealth Group, Inc.                                                    227,320            16,762,577
                                                                                                 --------------------

           MOTORCYCLE MANUFACTURERS    0.5%
           Harley-Davidson, Inc.                                                       119,700             7,114,968
                                                                                                 --------------------

           MOVIES & ENTERTAINMENT    2.1%
           News Corp., Ltd. - ADR (Australia)                                          696,050            22,879,163
           Time Warner, Inc. (a)                                                       438,500             7,077,390
                                                                                                 --------------------
                                                                                                          29,956,553
                                                                                                 --------------------

           MULTI-LINE INSURANCE    0.5%
           American International Group, Inc.                                          102,135             6,944,159
                                                                                                 --------------------

           MULTI-UTILITIES & UNREGULATED POWER    1.0%
           Questar Corp.                                                               310,380            14,221,612
                                                                                                 --------------------

           OIL & GAS EQUIPMENT & SERVICES    2.1%
           Schlumberger, Ltd. (Netherlands)                                            328,000            22,077,680
           Smith International, Inc. (a)                                               122,250             7,424,242
                                                                                                 --------------------
                                                                                                          29,501,922
                                                                                                 --------------------

           OIL & GAS EXPLORATION & PRODUCTION    2.2%
           Ultra Petroleum Corp. (a)                                                   537,445            26,361,677
           XTO Energy, Inc.                                                            163,400             5,307,232
                                                                                                 --------------------
                                                                                                          31,668,909
                                                                                                 --------------------

           OTHER DIVERSIFIED FINANCIAL SERVICES    1.7%
           Brascan Corp., Class A (Canada)                                             348,400            10,521,680
           Citigroup, Inc.                                                             306,876            13,539,369
                                                                                                 --------------------
                                                                                                          24,061,049
                                                                                                 --------------------

           PACKAGED FOODS    1.5%
           WM Wrigley Jr. Co.                                                          345,900            21,898,929
                                                                                                 --------------------

           PERSONAL PRODUCTS    1.8%
           Gillette Co.                                                                624,900            26,083,326
                                                                                                 --------------------


           VAN KAMPEN PACE FUND

           PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

                                                                                   NUMBER OF
           DESCRIPTION                                                              SHARES              VALUE
           PHARMACEUTICALS    5.5%
           Johnson & Johnson                                                           808,970            45,569,280
           Pfizer, Inc.                                                              1,092,200            33,421,320
                                                                                                 --------------------
                                                                                                          78,990,600
                                                                                                 --------------------

           PROPERTY & CASUALTY    2.0%
           Berkshire Hathaway, Inc., Class B (a)                                        10,100            28,997,100
                                                                                                 --------------------

           SEMICONDUCTORS    2.3%
           Intel Corp.                                                                 727,148            14,586,589
           Linear Technology Corp.                                                     208,300             7,548,792
           Marvell Technology Group, Ltd. (Bermuda) (a)                                402,840            10,526,209
                                                                                                 --------------------
                                                                                                          32,661,590
                                                                                                 --------------------

           SOFT DRINKS    2.2%
           PepsiCo, Inc.                                                               647,830            31,516,929
                                                                                                 --------------------

           SPECIALIZED FINANCE    1.1%
           Moody's Corp.                                                               207,100            15,170,075
                                                                                                 --------------------

           SPECIALTY STORES    0.8%
           PETsMART, Inc.                                                              398,700            11,319,093
                                                                                                 --------------------

           SYSTEMS SOFTWARE    6.5%
           Adobe Systems, Inc.                                                         245,100            12,125,097
           Microsoft Corp.                                                           2,630,410            72,730,837
           Symantec Corp. (a)                                                          155,400             8,528,352
                                                                                                 --------------------
                                                                                                          93,384,286
                                                                                                 --------------------

           THRIFTS & MORTGAGE FINANCE    0.5%
           Freddie Mac                                                                 111,800             7,293,832
                                                                                                 --------------------

           WIRELESS TELECOMMUNICATION SERVICES    1.6%
           America Movil SA de CV, Class L - ADR (Mexico)                              280,500            10,947,915
           Crown Castle International Corp. (a)                                        795,200            11,832,576
                                                                                                 --------------------
                                                                                                          22,780,491
                                                                                                 --------------------

           TOTAL LONG-TERM INVESTMENTS    99.7%
              (Cost $1,423,210,783)                                                                    1,429,396,298

           REPURCHASE AGREEMENT    0.5%



           VAN KAMPEN PACE FUND

           PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)



                                                                                   NUMBER OF
           DESCRIPTION                                                              SHARES              VALUE

           Bank of America Securities LLC ($6,435,000 par collateralized by U.S.
           Government obligations in a pooled cash account, interest rate of
           1.79%, dated 09/30/04, to be sold on 10/01/04 at $6,435,320)                                    6,435,000
                                                                                                 --------------------
              (Cost $6,435,000)

           TOTAL INVESTMENTS    100.2%
              (Cost $1,429,645,783)                                                                    1,435,831,298

           LIABILITIES IN EXCESS OF OTHER ASSETS    (0.2%)                                                (2,456,365)
                                                                                                 --------------------

           NET ASSETS    100.0%                                                                       $1,433,374,933
                                                                                                 ===================


           Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR      - American Depositary Receipt

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Pace Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: November 19, 2004